Lease agreements - Right-of-use assets - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation and amortization	€ (1,507)	€ (1,481)	€ (1,384)
Rental expense	134	147	151
Replacement value of leased assets for which exemption has been used, maximum		5,000
Right-of-use assets that do not meet definition of investment property	7,936	7,702	7,009	€ 6,700
FRANCE
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets that do not meet definition of investment property		294
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets that do not meet definition of investment property	4,667	4,930	4,865
Networks and devices [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets that do not meet definition of investment property	3,049	2,516	1,931
Technology Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets that do not meet definition of investment property	59	55	30
Other right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets that do not meet definition of investment property	€ 161	€ 201	€ 184